Note 7 - Additional Information on the Interim Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of supplemental information of comprehensive income (loss) [text block]
	Three-months ended September 30,		Nine-months ended September 30,
	2018	2017	2018	2017

Included in research and development expenses:
Employee compensation expense	$1,652,023	$1,216,319	$4,642,504	$3,139,107
Depreciation of property and equipment	$2,943	$4,202	$8,786	$13,068
Expenses related to minimum operating lease payments	$107,930	$118,956	$345,192	$327,307
Included in general and administrative expenses:
Employee compensation expense	$1,970,139	$1,126,665	$4,720,195	$2,613,405
Depreciation of property and equipment	$1,790	$1,861	$5,311	$6,787
Amortization of intangible assets	$48,765	$48,673	$144,706	$130,718
Expenses related to minimum operating lease payments	$45,107	$31,131	$113,269	$87,918